Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense/(benefit)
The following table summarizes our income tax expense/(benefit):

	Year ended December 31,
(in thousands)	2015	2016	2017
Current income tax expense (benefit):
Germany	€(1,032)	€11,405	€323
Other countries	158	103	112
Current income tax expense (benefit)	(874)	11,508	435
Deferred income tax (benefit) expense:
Germany	(10,444)	(4,838)	(4,851)
Other countries	—	—	(348)
Deferred income tax (benefit) expense	(10,444)	(4,838)	(5,199)
Income tax expense (benefit)	€(11,318)	€6,670	€(4,764)

Schedule of income (loss) before income tax, domestic and foreign
The following table summarizes our income (loss) before income taxes allocated to Germany and to other countries:

	Year ended December 31,
(in thousands)	2015	2016	2017
Germany	€(50,446)	€(32,985)	€(20,018)
Other countries	(238)	(11,736)	2,205
Income (loss) before income taxes	€(50,684)	€(44,721)	€(17,813)

Schedule of effective income tax rate reconciliation
A reconciliation of amounts computed by applying the German statutory income tax rate to income (loss) before income taxes to total income tax expense (benefit) is as follows:

	Year ended December 31,
(in thousands)	2015	2016	2017
Income (loss) before income taxes	€(50,684)	€(44,721)	€(17,813)
Income tax expense at German tax rate (31.23%)	(15,829)	(13,964)	(5,562)
Foreign rate differential	34	219	33
Expected tax expense (benefit)	(15,795)	(13,745)	(5,529)
Tax effect from:
Non-deductible share-based compensation	4,409	16,875	5,017
Non-deductible corporate costs	882	1,306	34
Changes in uncertain tax positions	(1,666)	—	—
Movement in valuation allowance	98	1,921	(3,517)
Other differences	754	313	(769)
Income tax expense (benefit)	€(11,318)	€6,670	€(4,764)

Summary of gross unrecognized tax benefits
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	Year Ended December 31,
(in thousands)	2015	2016	2017
Balance, beginning of year	€1,666	€—	€—
Reductions due to lapsed statute of limitations during current year	(1,666)	—	—
Balance, end of year	€—	€—	€—

Schedule of deferred tax assets and liabilities
At December 31, 2016 and 2017, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	Year Ended December 31,
(in thousands)	2016	2017
Deferred tax assets:
Net operating loss and tax credit carryforwards	€3,566	€2,522
Prepaid expense and other current assets	1,285	2,458
Property and Equipment	372	537
Deferred rent	882	1,429
Accrued expenses and other current liabilities	51	473
Accounts payable, other	5	—
Other	26	731
Total deferred tax assets	6,187	8,150
Less valuation allowance	(3,550)	(348)
Net deferred tax assets	2,637	7,802

Deferred tax liabilities:
Intangible assets, net	54,972	53,981
Property and equipment	812	2,059
Accrued expenses and other current liabilities	—	67
Other	9	—
Total deferred tax liabilities	55,793	56,107
Net deferred tax asset/(liability)	€(53,156)	€(48,305)